Annual Operating Expenses - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2035 Fund	May 30, 2023
Fidelity Advisor Freedom 2035 Fund - Class A
Operating Expenses:
Management fee	0.70%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.95%	[1]
Fidelity Advisor Freedom 2035 Fund - Class C
Operating Expenses:
Management fee	0.70%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none
Total annual operating expenses	1.70%	[1]
Fidelity Advisor Freedom 2035 Fund - Class M
Operating Expenses:
Management fee	0.70%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none
Total annual operating expenses	1.20%	[1]
Fidelity Advisor Freedom 2035 Fund - Class I
Operating Expenses:
Management fee	0.70%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.70%	[1]
Fidelity Advisor Freedom 2035 Fund - Class Z
Operating Expenses:
Management fee	0.60%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.60%	[1]

[1]	A Adjusted to reflect current fees.